Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Enjoy Technology Inc [Member]
Liabilities:
Redeemable convertible preferred stock warrant liability	$ 575,000	$ 806,000	$ 337,000
Convertible loan	129,001,000	86,357,000
Total financial liabilities	129,576,000	87,163,000	337,000
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			61,685,000
Short-term investments			22,510,000
Total financial assets			84,195,000
Enjoy Technology Inc [Member] | Cash [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			9,277,000
Enjoy Technology Inc [Member] | Money market funds [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			14,919,000
Enjoy Technology Inc [Member] | U.S. Treasury bills [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			3,741,000
Short-term investments			3,722,000
Enjoy Technology Inc [Member] | U.S. Government securities [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			3,748,000
Short-term investments			18,788,000
Enjoy Technology Inc [Member] | Repurchase agreements [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			30,000,000
Level 1 [Member] | Enjoy Technology Inc [Member]
Liabilities:
Redeemable convertible preferred stock warrant liability	0	0	0
Convertible loan		0
Total financial liabilities	0	0	0
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			31,685,000
Short-term investments			22,510,000
Total financial assets			54,195,000
Level 1 [Member] | Enjoy Technology Inc [Member] | Cash [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			9,277,000
Level 1 [Member] | Enjoy Technology Inc [Member] | Money market funds [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			14,919,000
Level 1 [Member] | Enjoy Technology Inc [Member] | U.S. Treasury bills [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			3,741,000
Short-term investments			3,722,000
Level 1 [Member] | Enjoy Technology Inc [Member] | U.S. Government securities [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			3,748,000
Short-term investments			18,788,000
Level 1 [Member] | Enjoy Technology Inc [Member] | Repurchase agreements [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			0
Level 2 [Member] | Enjoy Technology Inc [Member]
Liabilities:
Redeemable convertible preferred stock warrant liability	0	0	0
Convertible loan		0
Total financial liabilities	0	0	0
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			30,000,000
Short-term investments			0
Total financial assets			30,000,000
Level 2 [Member] | Enjoy Technology Inc [Member] | Cash [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			0
Level 2 [Member] | Enjoy Technology Inc [Member] | Money market funds [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			0
Level 2 [Member] | Enjoy Technology Inc [Member] | U.S. Treasury bills [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			0
Short-term investments			0
Level 2 [Member] | Enjoy Technology Inc [Member] | U.S. Government securities [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			0
Short-term investments			0
Level 2 [Member] | Enjoy Technology Inc [Member] | Repurchase agreements [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			30,000,000
Level 3 [Member] | Enjoy Technology Inc [Member]
Liabilities:
Redeemable convertible preferred stock warrant liability	575,000	806,000	337,000
Convertible loan	129,001,000	86,357,000
Total financial liabilities	129,576,000	87,163,000	337,000
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			0
Short-term investments			0
Total financial assets			0
Level 3 [Member] | Enjoy Technology Inc [Member] | Cash [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			0
Level 3 [Member] | Enjoy Technology Inc [Member] | Money market funds [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			0
Level 3 [Member] | Enjoy Technology Inc [Member] | U.S. Treasury bills [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			0
Short-term investments			0
Level 3 [Member] | Enjoy Technology Inc [Member] | U.S. Government securities [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			0
Short-term investments			0
Level 3 [Member] | Enjoy Technology Inc [Member] | Repurchase agreements [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents			$ 0
Fair Value, Recurring [Member] | Public Warrant [Member] | Level 1 [Member]
Liabilities:
Derivative warrant liabilities	11,960,000	0
Fair Value, Recurring [Member] | Public Warrant [Member] | Level 2 [Member]
Liabilities:
Derivative warrant liabilities	0	0
Fair Value, Recurring [Member] | Public Warrant [Member] | Level 3 [Member]
Liabilities:
Derivative warrant liabilities	0	16,258,130
Fair Value, Recurring [Member] | Private Warrant [Member] | Level 1 [Member]
Liabilities:
Derivative warrant liabilities	0	0
Fair Value, Recurring [Member] | Private Warrant [Member] | Level 2 [Member]
Liabilities:
Derivative warrant liabilities	8,085,330	0
Fair Value, Recurring [Member] | Private Warrant [Member] | Level 3 [Member]
Liabilities:
Derivative warrant liabilities	$ 0	10,991,000
Fair Value, Recurring [Member] | Public and Private Warrants [Member] | Level 1 [Member]
Liabilities:
Derivative warrant liabilities		0
Fair Value, Recurring [Member] | Public and Private Warrants [Member] | Level 2 [Member]
Liabilities:
Derivative warrant liabilities		0
Fair Value, Recurring [Member] | Public and Private Warrants [Member] | Level 3 [Member]
Liabilities:
Derivative warrant liabilities		$ 27,249,130